Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents

Note 6 - Cash and cash equivalents:

Cash and cash equivalents consist of the following:

	December 31, 2025		December 31, 2024
Cash	Ps.	1,305,272	Ps.	1,172,286
Cash-in-transit (1)		80,698		237,995
Short term investments (2)		41,278		36,885
Total	Ps.	1,427,248	Ps.	1,447,166

(1)
Amount owed by banks for sales with credit cards, debit cards, and electronic transfers (See Note 3.3).
(2)
As of December 31, 2025 and 2024, these balances are deposited in a trust account created as an alternative source of payment related to the supplier finance arrangements entered into with Santander and HSBC. Those funds are released to Tiendas Tres B on a daily basis, as long as no payment default occurs (See Notes 3.11 and 14).